Financial statements preparation (Policies)	12 Months Ended
Sep. 30, 2019
Financial statements preparation
Basis of accounting

Basis of accounting

This financial report is a general purpose financial report prepared in accordance with:

▪      the requirements for an authorised deposit-taking institution under the Banking Act 1959 (as amended);

▪      Australian Accounting Standards (AAS) and Interpretations as issued by the Australian Accounting Standards Board (AASB); and

▪      the Corporations Act 2001.

Westpac Banking Corporation is a for-profit entity for the purposes of preparing this financial report.

The financial report also complies with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and Interpretations as issued by the IFRS Interpretations Committee (IFRIC). It also includes additional disclosures required for foreign registrants by the United States Securities and Exchange Commission (US SEC).

All amounts have been rounded in accordance with ASIC Corporations (Rounding in Financial/Directors’ Reports) Instrument 2016/191, to the nearest million dollars, unless otherwise stated.

Historical cost convention

Historical cost convention

The financial report has been prepared under the historical cost convention, as modified by applying fair value accounting to financial assets and financial liabilities (including derivative instruments) measured at fair value through income statement (FVIS) or in other comprehensive income

Changes in accounting policies

Changes in accounting policies

Balance sheet

The following voluntary presentation changes to the balance sheet (and related notes) have been made to improve consistency and provide more relevant information to the users of the financial statements by reporting balances of a similar nature together in the same place in the balance sheet. These changes have no effect on the measurement of these items and therefore had no impact on retained earnings or net profit. These changes are:

▪      the addition of new balance sheet lines for ‘collateral paid’, ‘other financial assets’, ‘collateral received’ and ‘other financial liabilities’;

▪      removal of the balance sheet line ‘receivables due from other financial institutions’ and reclassification to ‘collateral paid’ and ‘other financial assets’;

▪      removal of the balance sheet line ‘regulatory deposits with central banks overseas’ and reclassification to ‘cash and balances with central banks’ and ‘trading securities and financial assets measured at FVIS;

▪      removal of the balance sheet line ‘payables due to other financial institutions’ and reclassification to ‘collateral received’ and ‘other financial liabilities’;

▪      reclassification of collateral balances with non-financial institutions from ‘other assets’ and ‘other liabilities’ to ‘collateral paid’ and ‘collateral received’ respectively;

▪      reclassification of financial assets or financial liabilities included in other assets or other liabilities respectively to other financial assets and other financial liabilities respectively; and

▪      reclassification of other financial liabilities at FVIS to other financial liabilities.

Collateral paid/collateral received includes cash provided to/received from counterparties as collateral over financial liabilities/assets arising from derivative contracts, stock borrowing arrangements and funding transactions. It includes initial and variation margin placed as security for derivative transactions.

Comparatives for 30 September 2018 have been restated for these voluntary presentation changes and are detailed as follows.

	Consolidated			Parent Entity
		Presentation			Presentation
$m	Reported	changes	Restated	Reported	changes	Restated
Assets
Cash and balances with central banks	26,431	357	26,788	24,726	250	24,976
Receivables due from other financial institutions	5,790	(5,790)	—	5,711	(5,711)	—
Collateral paid	—	4,787	4,787	—	4,722	4,722
Trading securities and financial assets measured at FVIS	22,134	998	23,132	20,417	998	21,415
Regulatory deposits with central banks overseas	1,355	(1,355)	—	1,248	(1,248)	—
Other financial assets[1]	—	5,517	5,517	—	4,666	4,666
Other assets	5,135	(4,514)	621	3,988	(3,677)	311
All other assets	818,747	—	818,747	867,140	—	867,140
Total assets	879,592	—	879,592	923,230	—	923,230
Liabilities
Payables due to other financial institutions	18,137	(18,137)	—	17,682	(17,682)	—
Collateral received	—	2,184	2,184	—	1,748	1,748
Other financial liabilities at FVIS	4,297	(4,297)	—	4,297	(4,297)	—
Other financial liabilities[1]	—	28,105	28,105	—	27,266	27,266
Other liabilities	9,193	(7,855)	1,338	7,292	(7,035)	257
All other liabilities	783,392	—	783,392	838,603	—	838,603
Total liabilities	815,019	—	815,019	867,874	—	867,874
1.	Refer to Note 14 and Note 17 for further information.

Income statement

The following voluntary presentation changes to the income statement (and related notes) have been made to provide more relevant information to the users of the financial statements. These changes have no effect on the measurement of these items and therefore had no impact on retained earnings or net profit.

Net interest income

▪      The components of interest income and interest expense relating to the balance sheet reclassifications have been restated accordingly. Note that there was no net impact to total interest income, total interest expense or to net interest income.  Comparatives have been restated for these voluntary presentation changes and are detailed in the following table.

▪      In addition, to comply with disclosure requirements, interest income calculated using the effective interest rate method has been presented separately from other interest income. For consistency, interest expense is presented in the same way. The details are provided in Note 3.

	Consolidated 2018			Consolidated 2017			Parent Entity 2018
		Presentation			Presentation			Presentation
$m	Reported	changes	Restated	Reported	changes	Restated	Reported	changes	Restated
Note 3: Net interest income
Interest income
Cash and balances with central banks	325	1	326	241	1	242	300	1	301
Receivables due from other financial institutions	108	(108)	—	110	(110)	—	102	(102)	—
Collateral paid	—	129	129	—	96	96	—	126	126
Net ineffectiveness on qualifying hedges	(18)	—	(18)	(22)	—	(22)	(22)	—	(22)
Trading securities and financial assets measured at FVIS	542	22	564	558	16	574	499	22	521
Available-for-sale securities	1,914	—	1,914	1,795	—	1,795	1,743	—	1,743
Investment securities	—	—	—	—	—	—	—	—	—
Loans	29,621	—	29,621	28,504	—	28,504	25,801	—	25,801
Regulatory deposits with central banks overseas	23	(23)	—	17	(17)	—	23	(23)	—
Due from subsidiaries	—	—	—	—	—	—	4,328	—	4,328
Other interest income	56	(21)	35	29	14	43	56	(24)	32
Total interest income	32,571	—	32,571	31,232	—	31,232	32,830	—	32,830
Interest expense
Payable due to other financial institutions	(319)	319	—	(279)	279	—	(314)	314	—
Collateral received	—	(45)	(45)	—	(19)	(19)	—	(41)	(41)
Deposits and other borrowings	(9,021)	—	(9,021)	(8,868)	—	(8,868)	(7,817)	—	(7,817)
Trading liabilities	(959)	—	(959)	(2,065)	—	(2,065)	(754)	—	(754)
Debt issues	(4,480)	—	(4,480)	(3,585)	—	(3,585)	(3,958)	—	(3,958)
Due to subsidiaries	—	—	—	—	—	—	(4,851)	—	(4,851)
Loan capital	(774)	—	(774)	(693)	—	(693)	(774)	—	(774)
Bank levy	(378)	—	(378)	(95)	—	(95)	(378)	—	(378)
Other interest expense	(135)	(274)	(409)	(131)	(260)	(391)	(131)	(273)	(404)
Total interest expense	(16,066)	—	(16,066)	(15,716)	—	(15,716)	(18,977)	—	(18,977)
Net interest income	16,505	—	16,505	15,516	—	15,516	13,853	—	13,853

Non-interest income and operating expenses

▪      Disaggregating the non-interest income line on the income statement into four separate lines for net fee income, net wealth management and insurance income, trading income and other income.

▪      Separating net fee income in the non-interest income note into fee income and fee expenses.

▪      Reclassifying credit card loyalty program expense from operating expenses to the new fee expenses category in the non-interest income note.

Fee expenses include those expenses that are incremental external costs that vary directly with the provision of goods or services to customers (excluding expenses which would qualify as transaction costs relating to the issue, acquisition or disposal of a financial asset or a financial liability which are deferred and included in the effective interest rate and recognised in net interest income).

An incremental cost is one that would not have been incurred if a specific good or service had not been provided to a specific customer.

Comparatives have been restated for these voluntary presentation changes and are detailed in the following table.

	Consolidated 2018			Consolidated 2017			Parent Entity 2018
		Presentation			Presentation			Presentation
$m	Reported	changes	Restated	Reported	changes	Restated	Reported	changes	Restated
Income statement
Net interest income	16,505	—	16,505	15,516	—	15,516	13,853	—	13,853
Non-interest income	5,628	(5,628)	—	6,286	(6,286)	—	5,825	(5,825)	—
Net fee income	—	2,424	2,424	—	2,603	2,603	—	2,172	2,172
Net wealth management and
insurance income	—	2,061	2,061	—	1,800	1,800	—	—	—
Trading income	—	945	945	—	1,202	1,202	—	919	919
Other income	—	72	72	—	529	529	—	2,633	2,633
Net operating income
before operating expenses
and impairment charges	22,133	(126)	22,007	21,802	(152)	21,650	19,678	(101)	19,577
Operating expenses	(9,692)	126	(9,566)	(9,434)	152	(9,282)	(8,101)	101	(8,000)
Impairment charges	(710)	—	(710)	(853)	—	(853)	(682)	—	(682)
Profit before income tax	11,731	—	11,731	11,515	—	11,515	10,895	—	10,895
Income tax expense	(3,632)	—	(3,632)	(3,518)	—	(3,518)	(2,751)	—	(2,751)
Net profit for the year	8,099	—	8,099	7,997	—	7,997	8,144	—	8,144
Note 4: Non-interest income (extract)
Net fee income
Facility fees	1,347	18	1,365	1,333	17	1,350	1,333	18	1,351
Transaction fees	1,105	77	1,182	1,193	65	1,258	886	53	939
Other non-risk fee income	98	—	98	229	—	229	54	—	54
Fee income	2,550	95	2,645	2,755	82	2,837	2,273	71	2,344
Credit card loyalty programs	—	(126)	(126)	—	(152)	(152)	—	(101)	(101)
Transaction fee related expenses	—	(95)	(95)	—	(82)	(82)	—	(71)	(71)
Fee expenses	—	(221)	(221)	—	(234)	(234)	—	(172)	(172)
Net fee income	2,550	(126)	2,424	2,755	(152)	2,603	2,273	(101)	2,172
Note 5: Operating expenses
(extract)
Credit card loyalty programs	126	(126)	—	152	(152)	—	101	(101)	—
Total other expenses	1,662	(126)	1,536	1,652	(152)	1,500	1,357	(101)	1,256
Total operating expenses	9,692	(126)	9,566	9,434	(152)	9,282	8,101	(101)	8,000

Standards adopted during the year ended 30 September 2019

Standards adopted during the year ended 30 September 2019

AASB 9 Financial Instruments (December 2014) (AASB 9)

The Group adopted AASB 9 on 1 October 2018. The adoption of AASB 9 has been applied by adjusting the opening balance sheet at 1 October 2018, with no restatement of comparatives as permitted by the standard. The adoption of AASB 9 reduced retained earnings at 1 October 2018 by $722 million (net of tax) for the Group and by $495 million (net of tax) for the Parent Entity. This was primarily due to the increase in impairment provisions under the new standard.

Impairment

AASB 9 introduces a revised impairment model which requires entities to recognise expected credit losses (ECL) based on unbiased forward looking information, replacing the incurred loss model under AASB 139 Financial instruments: Recognition and Measurement (AASB 139) which only recognised impairment if there was objective evidence that a loss had been incurred. The revised impairment model applies to all financial assets at amortised cost, lease receivables, debt securities measured at FVOCI, and credit commitments.

The accounting policy for the provision for ECL under AASB 9 is detailed in Notes 6 and 13.

Classification and measurement

AASB 9 replaced the classification and measurement model in AASB 139 with a new model that categorises financial assets based on: a) the business model within which the assets are managed and b) whether the contractual cash flows under the instrument represent solely payments of principal and interest (SPPI).

The accounting policies for the classification and measurement of financial assets and financial liabilities precede Note 10 and are also located in the relevant notes to the financial statements for financial assets and financial liabilities.

In the 2014 financial year, the Group early adopted part of AASB 9 which relates to the recognition of the changes in fair value of financial liabilities designated at fair value attributable to Westpac’s own credit risk in other comprehensive income (except where it would create an accounting mismatch, in which case all changes in fair value are recognised in the income statement). As a result, the accounting for this remains unchanged for the Group.

Hedging

AASB 9 changes hedge accounting by increasing the eligibility of both hedged items and hedging instruments and introducing a more principles-based approach to assessing hedge effectiveness. Adoption of the new hedge accounting model is optional until the IASB completes its accounting for dynamic risk management project. Until this time, current hedge accounting under AASB 139 can continue to be applied. The Group has applied the option to continue hedge accounting under AASB 139, however the Group has adopted the amended AASB 7 Financial Instruments: Disclosures (AASB 7) hedge accounting disclosures as required.

AASB 15 Revenue from Contracts with Customers (AASB 15)

The Group adopted AASB 15 on 1 October 2018. It replaced AASB 118 Revenue and related interpretations and applies to all contracts with customers, except leases, financial instruments and insurance contracts. The standard provides a systematic approach to revenue recognition by introducing a five-step model governing revenue measurement and recognition. This includes:

▪      identifying the contract with customer;

▪      identifying each of the performance obligations included in the contract;

▪      determining the amount of consideration in the contract;

▪      allocating the consideration to each of the identified performance obligations; and

▪      recognising revenue as each performance obligation is satisfied.

The Group has applied AASB 15 by reducing the opening balance of retained earnings at the date of initial application, 1 October 2018, by $5 million (net of tax) for the Group and by $7 million (net of tax) for the Parent Entity with no comparative restatement.

In addition, the Group identified certain income and expenses which were previously reported on a net basis primarily within fee income which are now being presented on a gross basis.

Finally, certain facility fees have been reclassified from non-interest income to interest income.

Transition (AASB 9 and AASB 15)

Impact of the adoption of AASB 9 – impairment

The following tables show the impact of the adoption of AASB 9 on impairment balances.

				Provisions on debt
			Loss allowance	securities and
		Provisions for	on debt	other financial
Consolidated	Provisions	credit	securities at	assets at
$m	on loans	commitments	FVOCI[1]	amortised cost	Total
30 September 2018 - carrying amount	2,814	239	—	—	3,053
ECL on amortised cost financial instruments	882	98	—	9	989
ECL on debt securities measured at FVOCI	—	—	2	—	2
1 October 2018 - AASB 9 carrying amount	3,696	337	2	9	4,044

				Provisions on debt
			Loss allowance	securities and
		Provisions for	on debt	other financial
Parent Entity	Provisions	credit	securities at	assets at
$m	on loans	commitments	FVOCI[1]	amortised cost	Total
30 September 2018 - carrying amount	2,407	206	—	—	2,613
ECL on amortised cost financial instruments	751	95	—	—	846
ECL on debt securities measured at FVOCI	—	—	2	—	2
1 October 2018 - AASB 9 carrying amount	3,158	301	2	—	3,461

1.

Impairment on debt securities at FVOCI is recognised in the income statement with a corresponding amount in other comprehensive income (refer to Note 28). There is no reduction of the carrying value of the debt security which remains at fair value.

Impact of the adoption of AASB 9 – classification and measurement

Investment securities

Investment securities represent all debt and equity securities not measured at FVIS. Investment securities include debt securities at amortised cost and both debt and equity securities at FVOCI.

As a result of the adoption of AASB 9, available-for-sale debt securities of $811 million for the Group and $10 million for the Parent Entity have been reclassified to investment securities - debt securities at amortised cost as the business model for these instruments is achieved by collecting the contractual cash flows and these cash flows represent SPPI. The remaining available-for-sale debt securities of $60 billion for the Group and $56 billion for the Parent Entity have been reclassified to investment securities measured at FVOCI.

In addition, available-for-sale equity securities have been assessed on an instrument-by-instrument basis. For the Group, $275 million of available-for-sale equity securities have been reclassified to trading securities and financial assets measured at FVIS. The Group has elected to irrevocably designate the remaining $109 million of available-for-sale equity securities to continue to be measured at FVOCI. For the Parent Entity, all $67 million of available-for-sale equity securities were irrevocably designated to continue to be measured at FVOCI.

Loans

As a result of the adoption of AASB 9, for both the Group and the Parent Entity, $56 million of loans which were measured at amortised cost are measured at FVIS as the cash flows of the loan do not represent SPPI.

	30 September 2018					1 October 2018
	AASB 139 measurement basis					AASB 9 measurement basis
					Change in
					measurement
Consolidated	Amortised				basis under	Amortised
$m	cost	FVIS	FVOCI	Total	AASB 9	cost	FVIS	FVOCI	Total
Financial assets
Cash and balances with central banks	26,788	—	—	26,788	No	26,788	—	—	26,788
Collateral paid	4,787	—	—	4,787	No	4,787	—	—	4,787
Trading securities and financial assets measured at FVIS	—	23,132	—	23,132	No	—	23,132	—	23,132
Derivative financial instruments	—	24,101	—	24,101	No	—	24,101	—	24,101
Available-for-sale securities	—	—	61,119	61,119	Yes	811	275	60,033	61,119
Loans[1]	709,144	546	—	709,690	Yes	709,088	602	—	709,690
Other financial assets	5,517	—	—	5,517	No	5,517	—	—	5,517
Life insurance assets	—	9,450	—	9,450	No	—	9,450	—	9,450
Total financial assets	746,236	57,229	61,119	864,584		746,991	57,560	60,033	864,584
Financial liabilities
Collateral received	2,184	—	—	2,184	No	2,184	—	—	2,184
Deposits and other borrowings	518,107	41,178	—	559,285	No	518,107	41,178	—	559,285
Other financial liabilities	23,808	4,297	—	28,105	No	23,808	4,297	—	28,105
Derivative financial instruments	—	24,407	—	24,407	No	—	24,407	—	24,407
Debt issues	169,241	3,355	—	172,596	No	169,241	3,355	—	172,596
Life insurance liabilities	—	7,597	—	7,597	No	—	7,597	—	7,597
Loan capital	17,265	—	—	17,265	No	17,265	—	—	17,265
Total financial liabilities	730,605	80,834	—	811,439		730,605	80,834	—	811,439

	30 September 2018					1 October 2018
	AASB 139 measurement basis					AASB 9 measurement basis
					Change in
					measurement
Parent Entity	Amortised				basis under	Amortised
$m	cost	FVIS	FVOCI	Total	AASB 9	cost	FVIS	FVOCI	Total
Financial assets
Cash and balances with central banks	24,976	—	—	24,976	No	24,976	—	—	24,976
Collateral paid	4,722	—	—	4,722	No	4,722	—	—	4,722
Trading securities and financial assets measured at FVIS	—	21,415	—	21,415	No	—	21,415	—	21,415
Derivative financial instruments	—	23,562	—	23,562	No	—	23,562	—	23,562
Available-for-sale securities	—	—	56,513	56,513	Yes	10	—	56,503	56,513
Loans[1]	629,622	546	—	630,168	Yes	629,566	602	—	630,168
Other financial assets	4,666	—	—	4,666	No	4,666	—	—	4,666
Due from subsidiaries[2,3]	133,808	278	—	134,086	No	133,808	278	—	134,086
Total financial assets	797,794	45,801	56,513	900,108		797,748	45,857	56,503	900,108
Financial liabilities
Collateral received	1,748	—	—	1,748	No	1,748	—	—	1,748
Deposits and other borrowings	460,406	40,062	—	500,468	No	460,406	40,062	—	500,468
Other financial liabilities	22,969	4,297	—	27,266	No	22,969	4,297	—	27,266
Derivative financial instruments	—	24,229	—	24,229	No	—	24,229	—	24,229
Debt issues	149,065	3,223	—	152,288	No	149,065	3,223	—	152,288
Due to subsidiaries[4]	141,877	523	—	142,400	No	141,877	523	—	142,400
Loan capital	17,265	—	—	17,265	No	17,265	—	—	17,265
Total financial liabilities	793,330	72,334	—	865,664		793,330	72,334	—	865,664

1.

As at 30 September 2018, loans at amortised cost were restated from $706,440 million to $709,144 million for the Group, and from $626,918 million to $629,622 million for the Parent Entity. Loans at FVIS were also restated from $3,250 million to $546 million for both the Group and the Parent Entity.

2.	Due from subsidiaries excludes $6,511 million of long-term debt instruments with equity like characteristics which are part of the total investment in subsidiaries.
3.	Comparatives have been restated to reclassify $278 million from amortised cost to FVIS.
4.	Comparatives have been restated to reclassify $523 million from amortised cost to FVIS.

Reconciliation of the opening balance sheet

The following tables reconcile the reported 30 September 2018 balance sheet to the 1 October 2018 opening balance sheet on adoption of AASB 9 and AASB 15 showing separately the impact of adjustments relating to reclassification and remeasurement including the related tax impacts.

	30 September 2018	1 October 2018
	Restated				Opening
Consolidated	Carrying	AASB 9 changes		AASB 15	carrying
$m	Amount	Reclassifications	Remeasurement[1]	changes	amount
Assets
Cash and balances with central banks	26,788	—	—	—	26,788
Collateral paid	4,787	—	—	—	4,787
Trading securities and financial assets measured at FVIS	23,132	275	—	—	23,407
Derivative financial instruments	24,101	—	—	—	24,101
Available-for-sale securities	61,119	(61,119)	—	—	—
Investment securities	—	60,844	(9)	—	60,835
Loans (at amortised cost)	709,144	(56)	(925)	—	708,163
Loans (at fair value)	546	56	—	—	602
Other financial assets	5,517	—	—	—	5,517
Deferred tax assets	1,180	—	300	—	1,480
All other assets	23,278	—	—	—	23,278
Total assets	879,592	—	(634)	—	878,958
Liabilities
Collateral received	2,184	—	—	—	2,184
Deposits and other borrowings	559,285	—	—	—	559,285
Other financial liabilities	28,105	—	—	(12)	28,093
Derivative financial instruments	24,407	—	—	—	24,407
Debt issues	172,596	—	—	—	172,596
Provisions	1,928	—	98	—	2,026
Loan capital	17,265	—	—	—	17,265
All other liabilities	9,249	—	(12)	17	9,254
Total liabilities	815,019	—	86	5	815,110
Net assets	64,573	—	(720)	(5)	63,848
Shareholders’ equity
Share capital:
Ordinary shares	36,054	—	—	—	36,054
Treasury shares and RSP treasury shares	(493)	—	—	—	(493)
Reserves	1,077	—	2	—	1,079
Retained profits	27,883	—	(722)	(5)	27,156
Total equity attributable to owners
of Westpac Banking Corporation	64,521	—	(720)	(5)	63,796
Non-controlling interests	52	—	—	—	52
Total shareholder's equity and Non-controlling interests	64,573	—	(720)	(5)	63,848
1.

The impact on adoption of expected credit loss provisioning resulted in increases in provisions on loans by $882 million, provisions for credit commitments by $98 million and loss allowance on debt securities at FVOCI by $2 million  and provisions on debt securities at amortised cost by $9 million.

	30 September 2018	1 October 2018
	Restated				Opening
Parent Entity	Carrying	AASB 9 changes		AASB 15	carrying
$m	Amount	Reclassifications	Remeasurement[1]	changes	amount
Assets
Cash and balances with central banks	24,976	—	—	—	24,976
Collateral paid	4,722	—	—	—	4,722
Trading securities and financial assets measured at FVIS	21,415	—	—	—	21,415
Derivative financial instruments	23,562	—	—	—	23,562
Available-for-sale securities	56,513	(56,513)	—	—	—
Investment securities	—	56,513	—	—	56,513
Loans (at amortised cost)	629,622	(56)	(786)	—	628,780
Loans (at fair value)	546	56	—	—	602
Other financial assets	4,666	—	—	—	4,666
Due from subsidiaries	140,597	—	—	—	140,597
Investment in subsidiaries	4,508	—	—	—	4,508
Deferred tax assets	1,102	—	258	—	1,360
All other assets	11,001	—	—	—	11,001
Total assets	923,230	—	(528)	—	922,702
Liabilities
Collateral received	1,748	—	—	—	1,748
Deposits and other borrowings	500,468	—	—	—	500,468
Other financial liabilities	27,266	—	—	(9)	27,257
Derivative financial instruments	24,229	—	—	—	24,229
Debt issues	152,288	—	—	—	152,288
Due to subsidiaries	142,400	—	(118)	—	142,282
Provisions	1,766	—	95	—	1,861
Loan capital	17,265	—	—	—	17,265
All other liabilities	444	—	(12)	16	448
Total liabilities	867,874	—	(35)	7	867,846
Net assets	55,356	—	(493)	(7)	54,856
Shareholders’ equity
Share capital:
Ordinary shares	36,054	—	—	—	36,054
Treasury shares and RSP treasury shares	(508)	—	—	—	(508)
Reserves	1,114	—	2	—	1,116
Retained profits	18,696	—	(495)	(7)	18,194
Total equity attributable to owners
of Westpac Banking Corporation	55,356	—	(493)	(7)	54,856
Non-controlling interests	—	—	—	—	—
Total shareholder's equity and non-controlling interests	55,356	—	(493)	(7)	54,856

1.

The impact on adoption of expected credit loss provisioning resulted in increases in provisions on loans by $751 million, provisions for credit commitments by $95 million and loss allowance on debt securities measured at FVOCI by $2 million. Included in the increase in provision on loans was $118 million relating to loans which have been securitised by the Parent Entity to subsidiaries. The due to subsidiaries balance has been reduced by this amount as the relevant subsidiary records the expected credit loss on these loans and adjusts its intergroup receivable from the Parent Entity accordingly.

As permitted by AASB 9 and AASB 15, comparatives have not been restated. Comparatives have been restated for voluntary presentation changes as detailed in the section “Changes in accounting policies” above.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method of accounting. Acquisition cost is measured as the aggregate of the fair value at the date of acquisition of the assets given, equity instruments issued or liabilities incurred or assumed. Acquisition-related costs are expensed as incurred (except for those costs arising on the issue of equity instruments which are recognised directly in equity).

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured at fair value on the acquisition date. Goodwill is measured as the excess of the acquisition cost, the amount of any non-controlling interest and the fair value of any previous Westpac equity interest in the acquiree, over the fair value of the identifiable net assets acquired.

Foreign currency translation

Foreign currency translation

Functional and presentational currency

The consolidated financial statements are presented in Australian dollars which is the Parent Entity’s functional and presentation currency. The functional currency of offshore entities is usually the main currency of the economy it operates in.

Transactions and balances

Foreign currency transactions are translated into the functional currency of the relevant branch or subsidiary using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement, except when deferred in other comprehensive income for qualifying cash flow hedges and qualifying net investment hedges.

Foreign operations

Assets and liabilities of foreign branches and subsidiaries that have a functional currency other than the Australian dollar are translated at exchange rates prevailing on the balance date. Income and expenses are translated at average exchange rates prevailing during the year. Equity balances are translated at historical exchange rates. The resulting exchange differences are recognised in the foreign currency translation reserve and in other comprehensive income.

On consolidation, exchange differences arising from the translation of borrowings and other foreign currency instruments designated as hedges of the net investment in foreign operations are reflected in the foreign currency translation reserve and in other comprehensive income. When all or part of a foreign operation is disposed or borrowings that are part of the net investments are repaid, a proportionate share of such exchange differences is recognised in the income statement as part of the gain or loss on disposal or repayment of borrowing.

Critical accounting assumptions and estimates

Critical accounting assumptions and estimates

Applying the Group’s accounting policies requires the use of judgement, assumptions and estimates which impact the financial information. The significant assumptions and estimates used are discussed in the relevant notes below:

▪      Note 7           Income tax

▪      Note 13         Provisions for expected credit losses/impairment charges

▪      Note 15         Life insurance assets and life insurance liabilities

▪      Note 22         Fair values of financial assets and financial liabilities

▪      Note 25         Intangible assets

▪      Note 27         Provisions, contingent liabilities, contingent assets and credit commitments

▪      Note 34         Superannuation commitments

Future developments in accounting standards

Future developments in accounting standards

The following new standards and interpretations which may have a material impact on the Group have been issued but are not yet effective, and unless otherwise stated, have not been early adopted by the Group:

AASB 16 Leases (AASB 16) was issued on 23 February 2016 and will be effective for the 30 September 2020 financial year. The standard will not result in significant changes for lessor accounting. The main changes under the standard are:

▪      all operating leases of greater than 12 months duration will be required to be presented on balance sheet by the lessee as a right-of-use (ROU) asset and lease liability. The asset and liability will initially be measured at the present value of non-cancellable lease payments and payments to be made in optional periods where it is reasonably certain that the option will be exercised; and

▪      all leases on balance sheet will give rise to a combination of interest expense on the lease liability and depreciation of the ROU asset.

The AASB 16 implementation and governance program is led by Finance with representatives from the impacted areas of the business with oversight from the Chief Financial Officer. The project has identified the portfolios impacted by that standard which are predominantly property leases. In addition, the project has updated finance systems and processes, established a governance framework, updated relevant policies and addressed key judgements including the transition option that will be applied in order to determine the expected impact to the Group.

The Group will adopt the standard using the simplified approach of transition with no restatement of comparative information.  The expected impact on adoption of the standard will be to recognise a ROU asset of approximately $3.4 billion and an equivalent lease liability with no impact on retained earnings.

The Group has determined that it will use the incremental borrowing rate as the discount rate when determining present value.  This discount rate will be based on the remaining maturity of the lease at the date of transition. The Group will also apply the practical exemptions for low-value assets and short-term leases.

AASB 17 Insurance Contracts (AASB 17) was issued on 19 July 2017 and will be effective for the 30 September 2022 year end unless early adopted. This will replace AASB 4 Insurance Contracts, AASB 1023 General Insurance Contracts and AASB 1038 Life Insurance Contracts. The main changes under the standard are:

▪      the scope of the standard may result in some contracts that are currently "unbundled", i.e. accounted for separately as insurance and investment contracts being required to be "bundled" and accounted for as an insurance contract;

▪      portfolios of contracts (with similar risks which are managed together) will be required to be disaggregated to a more granular level by both the age of a contract and the likelihood of the contract being onerous in order to determine the recognition of profit over the contract period (i.e. the contractual service margin). The contractual service margin uses a different basis to recognise profit to the current Margin on Services approach for life insurance and therefore the pattern of profit recognition is likely to differ;

▪      risk adjustments, which reflect uncertainties in the amount and timing of future cash flows, are required for both general and life insurance contracts rather than just general insurance contracts under the current accounting standards;

▪      the contract boundary, which is the period over which profit is recognised, differs and is determined based on the ability to compel the policyholder to pay premiums or the substantive obligation to provide coverage/services. For some general insurance contracts (e.g. some lender mortgage insurance and reinsurance contracts) this may result in the contract boundary being longer. For life insurance, in particular term renewable contracts, the contract boundary is expected to be shorter. Both will be impacted by different patterns of profit recognition compared to the current standards;

▪      a narrower definition of what acquisition costs may be deferred;

▪      an election to recognise changes in assumptions regarding discount rate in other comprehensive income rather than in profit and loss;

▪      an election to recognise changes in the fair value of assets supporting policy liabilities in other comprehensive income rather than through profit and loss;

▪      reinsurance contracts and the associated liability are to be determined separately to the gross contract liability and may have different contract boundaries; and

▪      additional disclosure requirements.

The standard is expected to result in a reduction in the level of deferred acquisition costs, however the quantum of this and the profit and loss impacts to the Group are not yet practicable to determine.

On 26 June 2019, the IASB issued an exposure draft proposing a number of amendments to the insurance contracts standard.  If approved, these amendments would allow entities to:

▪      defer acquisition costs for anticipated renewals outside of the initial contract boundary; and

▪      recognise a gain in the P&L for reinsurance contracts, to offset losses from onerous contracts on initial recognition (to the extent the reinsurance contracts held covers the losses of each contract on a proportionate basis).

In addition, the effective date of the standard would be deferred by one year to be applicable to the Group for the 30 September 2023 financial year.

AASB Interpretation 23 Uncertainty over Income Tax Treatments (Interpretation 23) was issued in July 2017 and will be effective for the 30 September 2020 financial year.  Interpretation 23 clarifies the recognition and measurement criteria in AASB 112 Income Taxes (AASB 112) where there is uncertainty over income tax treatments, and requires an assessment of each uncertain tax position as to whether it is probable that a taxation authority will accept the position.

Where it is not considered probable, the effect of the uncertainty will be reflected in determining the relevant taxable profit or loss, tax bases, unused tax losses and unused tax credits or tax rates. The amount will be determined as either the single most likely amount or the sum of the probability weighted amounts in a range of possible outcomes, whichever better predicts the resolution of the uncertainty. Judgements will be reassessed as and when new facts and circumstances are presented.

The interpretation is not expected to have a material impact on the Group.

A revised Conceptual Framework (Framework) was issued in May 2019.  This will be effective for the Group for the 30 September 2021 financial year. The revised Framework includes new definitions and recognition criteria for assets, liabilities, income and expenses and other relevant financial reporting concepts. The changes are not expected to have a material impact on the Group.

Other amendments to existing standards that are not yet effective are not expected to have a material impact to the Group.

Interbank-offered rates (IBOR) reform

IBORs are interest rate benchmarks used in financial markets for pricing, valuing and hedging a wide variety of financial instruments such as derivatives, loans and bonds. Examples of IBOR include ‘LIBOR’ and ‘EURIBOR’.

A review of the global major IBORs is being conducted to reform or replace existing IBORs with more suitable alternative reference rates (ARRs). This IBOR reform will impact the accounting for financial instruments that reference IBORs including hedge accounting, fair value methodologies and existing financial instruments that reference IBORs at transition.  This replacement process is at different stages and is progressing at different speeds in different jurisdictions. Therefore, there is uncertainty as to the basis, method, timing and implications of transition to the ARRs.

In October 2019, the AASB issued amendments to AASB 9, AASB 139 and AASB 7 which enable hedge accounting to continue for certain hedges that might otherwise need to be discontinued due to uncertainties arising from IBOR reform and requires certain disclosures. These amendments are effective for the Group for the 30 September 2021 financial year with early application permitted.

As a result of these developments, the Group has applied judgement in the current reporting period to determine that hedge relationships that include IBORs as a hedged risk continue to qualify for hedge accounting. The Group continues to monitor these developments and the expected impact.

Segment reporting

Operating segments are presented on a basis consistent with information provided internally to Westpac’s key decision makers and reflects the management of the business, rather than the legal structure of the Group.

Internally, Westpac uses ‘cash earnings’ in assessing the financial performance of its divisions. Management believes this allows the Group to:

▪      more effectively assess current year performance against prior years;

▪      compare performance across business divisions; and

▪      compare performance across peer companies.

Cash earnings is viewed as a measure of the level of profit that is generated by ongoing operations and is therefore considered in assessing distributions, including dividends. Cash earnings is neither a measure of cash flow nor net profit determined on a cash accounting basis, as it includes both cash and non-cash adjustments to statutory net profit.

To determine cash earnings, three categories of adjustments are made to statutory results:
▪ material items that key decision makers at the Westpac Group believe do not reflect ongoing operations;
▪ items that are not considered when dividends are recommended, such as the amortisation of intangibles, impact of Treasury shares and economic hedging impacts; and
▪ accounting reclassifications between individual line items that do not impact statutory results.
Internal charges and transfer pricing adjustments have been reflected in the performance of each operating segment. Inter-segment pricing is determined on an arm’s length basis.

Net interest income

Interest income and interest expense for all interest earning financial assets and interest bearing financial liabilities at amortised cost or FVOCI, detailed within the table below, are recognised using the effective interest rate method. Net income from treasury’s interest rate and liquidity management activities and the cost of the Bank levy are included in net interest income.

The effective interest rate method calculates the amortised cost of a financial instrument by discounting the financial instrument’s estimated future cash receipts or payments to their present value and allocates the interest income or interest expense, including any fees, costs, premiums or discounts integral to the instrument, over its expected life.

Interest income is calculated based on the gross carrying amount of financial assets in stages 1 and 2 of the Group’s ECL model and on the carrying amount net of the provision for ECL for financial assets in stage 3. Refer to Note 13 for further details of the Group’s ECL model.

Non-interest income

Non-interest income includes net fee income, net wealth management and insurance income, trading income and other income.

Net fee income

When another party is involved in providing goods or services to a Group customer, the Group assesses whether the nature of the arrangement with its customer is as a principal provider or an agent of another party. Where the Group is acting as an agent for another party, the income earned by the Group is the net consideration received (i.e. the gross amount received from the customer less amounts paid to a third party provider). As an agent, the net consideration represents fee income for facilitating the transaction between the customer and the third party provider with primary responsibility for fulfilling the contract.

Fee income

Fee income is recognised when the performance obligation is satisfied by transferring the promised good or service to the customer.  Fee income includes facility fees, transaction fees and other non-risk fee income.

Facility fees include certain line fees, annual credit card fees and fees for providing customer bank accounts.  They are recognised over the term of the facility/period of service on a straight line basis.

Transaction fees are earned for facilitating banking transactions such as foreign exchange fees, telegraphic transfers and issuing bank cheques.  Fees for these one-off transactions are recognised once the transaction has been completed.  Transaction fees are also recognised for credit card transactions including interchange fees net of scheme charges. These are recognised once the transaction has been completed, however, a component of interchange fees received is deferred as unearned income as the Group has a future service obligation to customers under the Group’s credit card reward programs.

Other non-risk fee income includes advisory and underwriting fees which are recognised when the related service is completed.

Income which forms an integral part of the effective interest rate of a financial instrument is recognised using the effective interest method and recorded in interest income (for example, loan origination fees).

Fee expenses

Fee expenses include incremental external costs that vary directly with the provision of goods or services to customers.  An incremental cost is one that would not have been incurred if a specific good or service had not been provided to a specific customer.  Fee expenses which form an integral part of the effective interest rate of a financial instrument are recognised using the effective interest method and recorded in net interest income. Fee expenses include the costs associated with credit card loyalty programs which are recognised as an expense when the services are provided on the redemption of points as well as merchant transaction costs.

Net wealth management and insurance income

Wealth management income

Wealth management fees earned for the ongoing management of customer funds and investments are recognised when the performance obligation is satisfied which is over the period of management.

Insurance premium income
Insurance premium income includes premiums earned for life insurance, life investment, loan mortgage insurance and general insurance products:
▪ life insurance premiums with a regular due date are recognised as revenue on an accrual basis;

▪      life investment premiums include a management fee component which is recognised as income over the period the service is provided. The deposit components of life insurance and investment contracts are not revenue and are treated as movements in life insurance liabilities;

▪      general insurance premium comprises amounts charged to policyholders, excluding taxes, and is recognised based on the likely pattern in which the insured risk is likely to emerge. The portion not yet earned based on the pattern assessment is recognised as unearned premium liability.

Insurance claims expense
▪ life and general insurance contract claims are recognised as an expense when the liability is established;
▪ claims incurred in respect of life investment contracts represent withdrawals and are recognised as a reduction in life insurance liabilities.
Trading income

▪      realised and unrealised gains or losses from changes in the fair value of trading assets, liabilities and derivatives are recognised in the period in which they arise (except day one profits or losses which are deferred, refer to Note 22);

▪ net income related to Treasury’s interest rate and liquidity management activities is included in net interest income.
Other income - dividend income
▪ dividends on quoted shares are recognised on the ex-dividend date;
▪ dividends on unquoted shares are recognised when the company’s right to receive payment is established.

Impairment charges

As comparatives have not been restated upon the adoption of AASB 9 the accounting policy applied in 2019 differs to that applied in comparative periods. The accounting policy applied in comparative periods is discussed in Note 39. The accounting policy applied in 2019 is as follows.

Impairment charges are based on an expected loss model which measures the difference between the current carrying amount and the present value of expected future cash flows taking into account past experience, current conditions and multiple probability-weighted macroeconomic scenarios for reasonably supportable future economic conditions.  Further details of the calculation of expected credit losses and the critical accounting assumptions and estimates relating to impairment charges are included in Note 13.

Impairment charges are recognised in the income statement, with a corresponding amount recognised as follows:
▪ Loans, debt securities at amortised cost and due from subsidiaries balances: as a reduction of the carrying value of the financial asset through an offsetting provision account (refer to Note 13);
▪ Debt securities at FVOCI: in reserves in other comprehensive income with no reduction of the carrying value of the debt security (refer to Note 28); and
▪ Credit commitments: as a provision (refer to Note 27).
Uncollectable loans

A loan may become uncollectable in full or part if, after following the Group’s loan recovery procedures, the Group remains unable to collect that loan’s contractual repayments. Uncollectable amounts are written off against their related provision for expected credit losses, after all possible repayments have been received.

Where loans are secured, amounts are generally written off after receiving the proceeds from the security, or in certain circumstances, where the net realisable value of the security has been determined and this indicates that there is no reasonable expectation of full recovery, write-off may be earlier. Unsecured consumer loans are generally written off after 180 days past due.

The Group may subsequently be able to recover cash flows from loans written off. In the period which these recoveries are made, they are recognised in the income statement.

Income tax

The tax expense for the year comprises current and deferred tax. Tax is recognised in the income statement, except to the extent that it relates to items recognised directly in other comprehensive income, in which case it is recognised in the statement of comprehensive income.

Current tax is the tax payable for the year using enacted or substantively enacted tax rates and laws for each jurisdiction. Current tax also includes adjustments to tax payable for previous years.
Deferred tax accounts for temporary differences between the carrying amounts of assets and liabilities in the financial statements and their values for taxation purposes.
Deferred tax is determined using the enacted or substantively enacted tax rates and laws for each jurisdiction which are expected to apply when the assets will be realised or the liabilities settled.

Deferred tax assets and liabilities have been offset where they relate to the same taxation authority, the same taxable entity or group, and where there is a legal right and intention to settle on a net basis.

Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available to utilise the assets.
Deferred tax is not recognised for the following temporary differences:
▪ the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither the accounting nor taxable profit or loss;
▪ the initial recognition of goodwill in a business combination; and
▪ retained earnings in subsidiaries which the Parent Entity does not intend to distribute for the foreseeable future.

The Parent Entity is the head entity of a tax consolidated group with its wholly owned, Australian subsidiaries. All entities in the tax consolidated group have entered into a tax sharing agreement which, in the opinion of the Directors, limits the joint and several liabilities in the case of a default by the Parent Entity.

Current and deferred tax are recognised using a ‘group allocation basis’. As head entity, the Parent Entity recognises all current tax balances and deferred tax assets arising from unused tax losses and relevant tax credits for the tax-consolidated group. The Parent Entity fully compensates/is compensated by the other members for these balances.

Critical accounting assumptions and estimates

The Group operates in multiple tax jurisdictions and significant judgement is required in determining the worldwide current tax liability. There are many transactions with uncertain tax outcomes and provisions are determined based on the expected outcomes.

Earnings per share

Basic earnings per share (EPS) is calculated by dividing the net profit attributable to shareholders by the weighted average number of ordinary shares on issue during the year, adjusted for treasury shares. Diluted EPS is calculated by adjusting the basic EPS by assuming all dilutive potential ordinary shares are converted. Refer to Note 19 and Note 33 for further information on the potential dilutive instruments.

Financial Assets and Financial Liabilities

Recognition

Purchases and sales by regular way of financial assets, except for loans and receivables, are recognised on trade-date, the date on which the Group commits to purchase or sell the asset. Loans and receivables are recognised on settlement date, when cash is advanced to the borrowers.

Financial liabilities are recognised when an obligation arises.
Derecognition

Financial assets are derecognised when the rights to receive cash flows from the asset have expired, or when the Group has either transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full under a ‘pass through’ arrangement and transferred substantially all the risks and rewards of ownership.

There may be situations where the Group has partially transferred the risks and rewards of ownership but has neither transferred nor retained substantially all the risks and rewards of ownership. In such situations, the asset continues to be recognised on the balance sheet to the extent of the Group’s continuing involvement in the asset.

Financial liabilities are derecognised when the obligation is discharged, cancelled or expires. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, the exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, with the difference in the respective carrying amounts recognised in the income statement.

The terms are deemed to be substantially different if the discounted present value of the cashflows under the new terms (discounted using the original effective interest rate) is at least 10% different from the discounted present value of the remaining cash flows of the original financial liability. Qualitative factors such as a change in the currency the instrument is denominated in, a change in the interest rate from fixed to floating and conversion features are also considered.

Classification and measurement

As comparatives have not been restated upon the adoption of AASB 9 the accounting policy applied in 2019 differs to that applied in comparative periods. The accounting policy applied in comparative periods is discussed in Note 39. The accounting policy applied in 2019 is as follows.

Financial assets are grouped into the following classes: cash and balances with central banks; collateral paid, trading securities and financial assets measured at FVIS, derivative financial instruments, investment securities, loans, other financial assets and life insurance assets.

Financial assets

Financial assets are classified based on a) the business model within which the assets are managed, and b) whether the contractual cash flows of the instrument represent solely payment of principal and interest (SPPI).

The Group determines the business model at the level that reflects how groups of financial assets are managed. When assessing the business model the Group considers factors including how performance and risks are managed, evaluated and reported and the frequency and volume of, and reason for, sales in previous periods and expectations of sales in future periods.

When assessing whether contractual cash flows are SPPI, interest is defined as consideration primarily for the time value of money and the credit risk of the principal outstanding. The time value of money is defined as the element of interest that provides consideration only for the passage of time and not consideration for other risks or costs associated with holding the financial asset. Terms that could change the contractual cash flows so that they may not meet the SPPI criteria include contingent and leverage features, non-recourse arrangements, and features that could modify the time value of money.

Debt instruments
If the debt instruments have contractual cash flows which represent SPPI on the principal balance outstanding they are classified at:
▪ amortised cost if they are held within a business model whose objective is achieved through holding the financial asset to collect these cash flows; or
▪ FVOCI if they are held within a business model whose objective is achieved both through collecting these cash flows or selling the financial asset; or
▪ FVIS if they are held within a business model whose objective is achieved through selling the financial asset.

Debt instruments are measured at FVIS where the contractual cash flows do not represent SPPI on the principal balance outstanding or where it is designated at FVIS to eliminate or reduce an accounting mismatch.

Debt instruments at amortised cost are initially recognised at fair value and subsequently measured at amortised cost using the effective interest rate method. They are presented net of provisions for expected credit losses determined using the ECL model. Refer to Notes 6 and 13 for further details.

Debt instruments at FVOCI are measured at fair value with unrealised gains and losses recognised in other comprehensive income except for interest income, impairment charges and foreign exchange gains and losses, which are recognised in the income statement. Impairment on debt instruments at FVOCI is determined using the ECL model and is recognised in the income statement with a corresponding amount in other comprehensive income. There is no reduction of the carrying value of the debt security which remains at fair value.

The cumulative gain or loss recognised in other comprehensive income is subsequently recognised in the income statement when the instrument is derecognised.
Debt instruments at FVIS are measured at fair value with subsequent changes in fair value recognised in the income statement.
Equity securities
Equity securities are measured at FVOCI where they:
▪ are not held for trading; and
▪ an irrevocable election is made by the Group.
Otherwise, they are measured at FVIS.

Equity securities at FVOCI are measured at fair value with unrealised gains and losses recognised in other comprehensive income, except for dividend income which is recognised in the income statement. The cumulative gain or loss recognised in other comprehensive income is not subsequently recognised in the income statement when the instrument is disposed.

Equity securities at FVIS are measured at fair value with subsequent changes in fair value recognised in the income statement.
Financial liabilities

Financial liabilities are grouped into the following classes: collateral received, deposits and other borrowings, other financial liabilities, derivative financial instruments, debt issues and loan capital.

Financial liabilities are measured at amortised cost if they are not held for trading or designated at FVIS, otherwise they are measured at FVIS.

Financial assets and financial liabilities measured at fair value through income statement are recognised initially at fair value. All other financial assets and financial liabilities are recognised initially at fair value plus or minus directly attributable transaction costs respectively.

Further details of the accounting policy for each category of financial asset or financial liability mentioned above is set out in the note for the relevant item.
The Group’s policies for determining the fair value of financial assets and financial liabilities are set out in Note 22.

Trading securities and financial assets designated at fair value
Trading securities
Trading securities include actively traded debt (government and other) and equity instruments and those acquired for sale in the near term.

As part of its trading activities, the Group also lends and borrows securities on a collateralised basis. Securities lent remain on the Group’s balance sheet and securities borrowed are not reflected on the Group’s balance sheet, as the risk and rewards of ownership remain with the initial holder. Where cash is provided as collateral, the amount advanced to or received from third parties is recognised as a receivable in collateral paid or as a borrowing in collateral received respectively.

Reverse repurchase agreements

Securities purchased under these agreements are not recognised on the balance sheet, as Westpac has not obtained the risks and rewards of ownership. The cash consideration paid is recognised as a reverse repurchase agreement, which forms part of a trading portfolio that is measured at fair value.

Other financial assets measured at FVIS
Other financial assets measured at FVIS include:
▪ non-trading securities managed on a fair value basis;
▪ non-trading debt securities that do not have contractual cash flows that represent SPPI on the principal balance outstanding; or
▪ non-trading equity securities for which we have not made irrevocable designation to be measured at FVOCI.

Gains and losses on these financial assets are recognised in the income statement. Interest earned from debt securities is recognised in interest income (Note 3) while dividends on equity securities are recognised in non-interest income (Note 4).

Available-for-sale securities / Investment securities

As comparatives have not been restated upon the adoption of AASB 9 the accounting policy applied in 2019 differs to that applied in comparative years. The accounting policy applied in comparative years is discussed in Note 39. The accounting policy applied in 2019 is as follows.

Investment securities include debt securities (government and other) and equity securities. It includes debt and equity securities that are measured at FVOCI and debt securities measured at amortised cost. These instruments are classified based on the criteria disclosed under the heading “Financial assets and financial liabilities” prior to Note 10.

Debt securities measured at FVOCI

Includes debt instruments that have contractual cash flows which represent SPPI on the principal balance outstanding and they are held within a business model whose objective is achieved both through collecting these cash flows or selling the financial asset.

These securities are measured at fair value with gains and losses recognised in OCI except for interest income, impairment charges and foreign exchange gains and losses which are recognised in the income statement.

Impairment is measured using the same ECL model applied to financial assets measured at amortised cost.  Impairment is recognised in the income statement with a corresponding amount in OCI with no reduction of the carrying value of the debt security which remains at fair value. Refer to Note 13 for further details.

The cumulative gain or loss recognised in OCI is subsequently recognised in the income statement when the instrument is disposed.

Debt securities measured at amortised cost

Include debt instruments that have contractual cash flows which represent SPPI on the principal balance outstanding and are held within a business model whose objective is achieved through holding the financial asset to collect these cash flows.

These securities are initially recognised at fair value plus directly attributable transaction costs. They are subsequently measured at amortised cost using the effective interest rate method and are presented net of any provisions for ECL.

Equity securities

Equity securities are measured at FVOCI where they are not held for trading, the Group does not have control or significant influence over the investee and where an irrevocable election is made to measure them at FVOCI.

These securities are measured at fair value with unrealised gains and losses recognised in OCI except for dividend income which is recognised in the income statement. The cumulative gain or loss recognised in OCI is not subsequently recognised in the income statement when the instrument is disposed.

Loans

As comparatives have not been restated upon the adoption of AASB 9 the accounting policy applied in 2019 differs to that applied in comparative years. The accounting policy applied in comparative years is discussed in Note 39. The accounting policy applied in 2019 is as follows.

Loans are financial assets initially recognised at fair value plus directly attributable transaction costs and fees.

Loans are subsequently measured at amortised cost using the effective interest rate method where they have contractual cash flows which represent SPPI on the principal balance outstanding and they are held within a business model whose objective is achieved through holding the loans to collect these cash flows. They are presented net of any provisions for ECL.

Loans are subsequently measured at FVIS where they do not have cash flows which represent SPPI, are held within a business model whose objective is achieved by selling the financial asset, or are designated at FVIS to eliminate or reduce an accounting mismatch.

Refer to Note 22 for balances which are measured at fair value and amortised cost.

Loan products that have both mortgage and deposit facilities are presented gross on the balance sheet, segregating the asset and liability component, because they do not meet the criteria to be offset. Interest earned on these products is presented on a net basis in the income statement as this reflects how the customer is charged.

Provisions for expected credit losses/impairment charges

As comparatives have not been restated upon the adoption of AASB 9 the accounting policy applied in 2019 differs to that applied in comparative years. The accounting policy applied in comparative years is discussed in Note 39. The accounting policy applied in 2019 is as follows.

Note 6 provides details of impairment charges.

Impairment under AASB 9 applies to all financial assets at amortised cost, lease receivables, debt securities measured at FVOCI and credit commitments.

The ECL determined under AASB 9 is recognised as follows:

▪      Loans (including lease receivables), debt securities at amortised cost and due from subsidiaries: as a reduction of the carrying value of the financial asset through an offsetting provision account (refer to Notes 11 and 12);

▪      Debt securities at FVOCI: in reserves in other comprehensive income with no reduction of the carrying value of the debt security itself (refer to Notes 11 and 28); and

▪      Credit commitments: as a provision (refer to Note 27).

Measurement

The Group calculates the provisions for ECL based on a three stage approach. ECL are a probability-weighted estimate of the cash shortfalls expected to result from defaults over the relevant timeframe. They are determined by evaluating a range of possible outcomes and taking into account the time value of money, past events, current conditions and forecasts of future economic conditions.

The models use three main components to determine the ECL (as well as the time value of money) including:

▪ Probability of default (PD): the probability that a counterparty will default;

▪ Loss given default (LGD): the loss that is expected to arise in the event of a default; and

▪ Exposure at default (EAD): the estimated outstanding amount of credit exposure at the time of the default.

Model stages

The three stages are as follows:

Stage 1: 12 months ECL - performing

For financial assets where there has been no significant increase in credit risk since origination a provision for 12 months ECL is recognised.

Stage 2: Lifetime ECL – performing

For financial assets where there has been a significant increase in credit risk since origination but where the asset is still performing a provision for lifetime ECL is recognised. The indicators of a significant increase in credit risk are described on the following page.

Stage 3: Lifetime ECL – non-performing

For financial assets that are non-performing a provision for lifetime ECL is recognised. Indicators include a breach of contract with the Group such as a default on interest or principal payments, a borrower experiencing significant financial difficulties or observable economic conditions that correlate to defaults on a group of loans.

Financial assets in stage 3 are those that are in default.  A default occurs when Westpac considers that the customer is unlikely to repay its credit obligations in full, irrespective of recourse by the Group to actions such as realising security, or the customer is more than 90 days past due on any material credit obligation. This definition is aligned to the APRA regulatory definition of default.

Collective and individual assessment

Financial assets that are in stages 1 and 2 are assessed on a collective basis as are financial assets in stage 3 below specified thresholds. Financial assets that are collectively assessed are grouped in pools of similar assets with similar credit risk characteristics including the type of product and the customer risk grade. Those financial assets in stage 3 above the specified thresholds are assessed on an individual basis.

Expected life

In considering the lifetime time frame for expected credit losses in stages 2 and 3,  the standard generally requires use of the remaining contractual life adjusted where appropriate for prepayments, extension and other options. For certain revolving credit facilities which include both a drawn and undrawn component (e.g. credit cards and revolving lines of credit), the Group’s contractual ability to demand repayment and cancel the undrawn commitment does not limit our exposure to credit losses to the contractual notice period. For these facilities, lifetime is based on historical behaviour.

Movement between stages

Assets may move in both directions through the stages of the impairment model. Assets previously in stage 2 may move back to stage 1 if it is no longer considered that there has been a significant increase in credit risk. Similarly, assets in stage 3 may move back to stage 1 or stage 2 if they are no longer assessed to be non-performing.

Critical accounting assumptions and estimates

Key judgements include when a significant increase in credit risk has occurred and estimation of forward looking macroeconomic information. Other factors which can impact the provision include the borrower’s financial situation, the realisable value of collateral, the Group’s position relative to other claimants, the reliability of customer information and the likely cost and duration of recovering the loan.

Significant increase in credit risk

Determining when a financial asset has experienced a significant increase in credit risk since origination is a critical accounting judgement which is primarily based on changes in internal customer risk grades since origination of the facility. A change in an internal customer risk grade is based on both quantitative and qualitative factors. The change in the internal customer risk grade that the Group uses to represent a significant increase in credit risk is based on a sliding scale. This means that a higher credit quality exposure at origination would require a more significant downgrade compared to a lower credit quality exposure before it is considered to have experienced a significant increase in credit risk.

The Group does not rebut the presumption that instruments that are 30 days past due have experienced a significant increase in risk but this is used as a backstop rather than the primary indicator. In addition, retail accounts in hardship are considered to have experienced a significant increase in credit risk.

The Group does not apply the low credit risk exemption which assumes investment grade facilities do not have a significant increase in credit risk.

Forward looking macroeconomic information

The measurement of ECL for each stage and the assessment of significant increase in credit risk consider information about past events and current conditions as well as reasonable and supportable projections of future events and economic conditions. The estimation of forward looking information is a critical accounting judgement. The Group considers three future macroeconomic scenarios including a base case scenario along with upside and downside scenarios.

The macroeconomic variables used in these scenarios, based on current economic forecasts, include (but are not limited to) unemployment rates, real gross domestic product growth rates and residential and commercial property price indices.

▪      Base case scenario

This scenario utilises the internal Westpac economics forecast used for strategic decision making and forecasting.

▪      Upside scenario

This scenario represents a modest improvement on the base case scenario.

▪      Downside scenario

This scenario represents a moderate recession.

The macroeconomic scenarios are weighted based on the Group’s best estimate of the relative likelihood of each scenario. The weighting applied to each of the three macroeconomic scenarios takes into account historical frequency, current trends, and forward looking conditions.

The macroeconomic variables and probability weightings of the three macroeconomic scenarios are subject to the approval of the Group Chief Financial Officer and Chief Risk Officer with oversight from the Board of Directors (and its Committees).

Where appropriate, adjustments will be made to modelled outcomes to reflect reasonable and supportable information not already incorporated in the models.

Judgements can change with time as new information becomes available which could result in changes to the provision for expected credit losses.

Life insurance assets and life insurance liabilities

The Group conducts its life insurance business in Australia primarily through Westpac Life Insurance Services Limited and separate statutory funds registered under the Life Insurance Act 1995 (Life Act) and in New Zealand through Westpac Life-NZ-Limited which are separate statutory funds licensed under the Insurance (Prudential Supervision) Act 2010.

Life insurance assets

Life insurance assets, including investments in funds managed by the Group, are designated at FVIS. Changes in fair value are recognised in non-interest income. The determination of fair value of life insurance assets involves the same judgements as other financial assets, which are described in the critical accounting assumptions and estimates in Note 22.

The Life Act places restrictions on life insurance assets, including that they can only be used:
▪ to meet the liabilities and expenses of that statutory fund;
▪ to acquire investments to further the business of the statutory fund; or
▪ as a distribution, when the statutory fund has met its solvency and capital adequacy requirements.
Life insurance liabilities

Life insurance liabilities primarily consist of life investment contract liabilities and life insurance contract liabilities. Claims incurred in respect of life investment contracts are withdrawals of customer deposits, and are recognised as a reduction in life insurance liabilities.

Life investment contract liabilities

Life investment contract liabilities are designated at FVIS. Fair value is the higher of the valuation of life insurance assets linked to the life investment contract, or the minimum current surrender value (the minimum amount the Group would pay to a policyholder if their policy is voluntarily terminated before it matures or the insured event occurs). Changes in fair value are recognised in non-interest income.

Life insurance contract liabilities
The value of life insurance contract liabilities is calculated using the margin on services methodology (MoS), specified in the Prudential Standard LPS 340 Valuation of Policy Liabilities.

MoS accounts for the associated risks and uncertainties of each type of life insurance contract written. At each reporting date, planned profit margins and an estimate of future liabilities are calculated. Profit margins are released to non-interest income over the period that life insurance is provided to policyholders (Note 4). The cost incurred in acquiring specific insurance contracts is deferred provided that these amounts are recoverable out of planned profit margins. The deferred amounts are recognised as a reduction in life insurance policy liabilities and are amortised to non-interest income over the same period as the planned profit margins.

External unit holder liabilities of managed investment schemes

The life insurance statutory funds include controlling interests in managed investment schemes which are consolidated. When the managed investment scheme is consolidated, the external unit holder liabilities are recognised as a liability and included in life insurance liabilities. They are designated at FVIS.

Critical accounting assumptions and estimates
The key factors that affect the estimation of life insurance liabilities and related assets are:
▪ the cost of providing benefits and administering contracts;
▪ mortality and morbidity experience, which includes policyholder benefits enhancements;
▪ discontinuance rates, which affects the Group’s ability to recover the cost of acquiring new business over the life of the contracts; and
▪ the discount rate of projected future cash flows.
Regulation, competition, interest rates, taxes, securities market conditions and general economic conditions also affect the estimation of life insurance liabilities.

Deposits and other borrowings
Deposits and other borrowings are initially recognised at fair value and subsequently either measured at amortised cost using the effective interest rate method or at fair value.
Deposits and other borrowings are designated at fair value if they are managed on a fair value basis, reduce or eliminate an accounting mismatch or contain an embedded derivative.

Where they are measured at fair value, any changes in fair value (except those due to changes in credit risk) are recognised as non-interest income. The change in the fair value that is due to changes in credit risk is recognised in other comprehensive income except where it would create an accounting mismatch, in which case it is also recognised in the income statement.

Refer to Note 22 for balances measured at fair value and amortised cost.
Interest expense incurred is recognised in net interest income using the effective interest rate method.

Other financial liabilities
Other financial liabilities include liabilities measured at amortised cost as well as liabilities which are measured at FVIS. Financial liabilities measured at FVIS include:
▪ trading liabilities (i.e. securities sold short); and
▪ liabilities designated at fair value through income statement (i.e. certain repurchase agreements). Refer to Note 22 for balances measured at fair value and amortised cost.
Repurchase agreements

Where securities are sold subject to an agreement to repurchase at a predetermined price, they remain recognised on the balance sheet in their original category (i.e. ‘Trading securities’ or ‘Investment securities’).

The cash consideration received is recognised as a liability (‘Repurchase agreements’). Repurchase agreements are designated at fair value where they are managed as part of a trading portfolio, otherwise they are measured on an amortised cost basis.

Where a repurchase agreement is designated at fair value, subsequent to initial recognition, these liabilities are measured at fair value with changes in fair value (except credit risk) recognised through the income statement as they arise. The change in fair value that is attributable to credit risk is recognised in other comprehensive income except where it would create an accounting mismatch, in which case it is also recognised through the income statement.

Debt issues
Debt issues are bonds, notes, commercial paper and debentures that have been issued by entities in the Group.
Debt issues are initially measured at fair value and subsequently either measured at amortised cost using the effective interest rate method or at fair value.
Debt issues are designated at fair value if they reduce or eliminate an accounting mismatch or contain an embedded derivative.

The change in the fair value that is due to credit risk is recognised in other comprehensive income except where it would create an accounting mismatch, in which case it is also recognised in non-interest income.

Refer to Note 22 for balances measured at fair value and amortised cost.

Interest expense incurred is recognised within net interest income using the effective interest rate method.

Loan Capital

Loan capital are instruments issued by the Group which qualify for inclusion as regulatory capital under Australian Prudential Regulation Authority (APRA) Prudential Standards. Loan capital is initially measured at fair value and subsequently measured at amortised cost using the effective interest rate method. Interest expense incurred is recognised in net interest income.

Derivative financial instruments

Derivative financial instruments are instruments whose values are derived from the value of an underlying asset, reference rate or index and include forwards, futures, swaps and options.

The Group uses derivative financial instruments for meeting customers’ needs, our asset and liability risk management activities (ALM), and undertaking market making and positioning activities.

Trading derivatives

Derivatives which are used in our ALM activities but are not designated into a hedge accounting relationship are considered economic hedges, and are adjusted for cash earnings purposes due to the accounting mismatch between the fair value of the derivatives and the accounting treatment of the underlying exposure (refer to

Note 2 for further details). These derivatives, along with derivatives used for meeting customers’ needs and undertaking market making and positioning activities, are measured at FVIS and are disclosed as trading derivatives.

Hedging derivatives

Hedging derivatives are those which are used in our ALM activities and have also been designated into one of three hedge accounting relationships: fair value hedge; cash flow hedge; or hedge of a net investment in a foreign operation. These derivatives are measured at fair value. These hedge designations and the associated accounting treatment are detailed below.

For more details regarding the Group’s asset and liability risk management activities, refer to Note 21.

Fair value hedges

Fair value hedges are used to hedge the exposure to changes in the fair value of an asset or liability.

Changes in the fair value of derivatives and the hedged asset or liability in fair value hedges are recognised in interest income. The carrying value of the hedged asset or liability is adjusted for the changes in fair value related to the hedged risk.

If a hedge is discontinued, any fair value adjustments to the carrying value of the asset or liability are amortised to net interest income over the period to maturity. If the asset or liability is sold, any unamortised adjustment is immediately recognised in net interest income.

Cash flow hedges

Cash flow hedges are used to hedge the exposure to variability of cash flows attributable to an asset, liability or future forecast transaction.

For effective hedges, changes in the fair value of derivatives are recognised in the cash flow hedge reserve through other comprehensive income and subsequently recognised in interest income when the cash flows attributable to the asset or liability that was hedged impact the income statement.

For hedges with some ineffectiveness, the changes in the fair value of the derivatives relating to the ineffective portion are immediately recognised in interest income.

If a hedge is discontinued, any cumulative gain or loss remains in other comprehensive income. It is amortised to net interest income over the period which the asset or liability that was hedged also impacts the income statement.

If a hedge of a forecast transaction is no longer expected to occur, any cumulative gain or loss in other comprehensive income is immediately recognised in net interest income.

Net investment hedges

Net investment hedges are used to hedge foreign exchange risks arising from a net investment of a foreign operation.

For effective hedges, changes in the fair value of derivatives are recognised in the foreign currency translation reserve through other comprehensive income.

For hedges with some ineffectiveness, the changes in the fair value of the derivatives relating to the ineffective portion are immediately recognised in non-interest income.

If a foreign operation is disposed of, any cumulative gain or loss in other comprehensive income is immediately recognised in non-interest income.

Fair values of financial assets and financial liabilities

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

On initial recognition, the transaction price generally represents the fair value of the financial instrument unless there is observable information from an active market to the contrary. Where unobservable information is used, the difference between the transaction price and the fair value (day one profit or loss) is recognised in the income statement over the life of the instrument when the inputs become observable.

Critical accounting assumptions and estimates

The majority of valuation models used by the Group employ only observable market data as inputs. However, for certain financial instruments data may be employed which is not readily observable in current markets.

The availability of observable inputs is influenced by factors such as:
▪ product type;
▪ depth of market activity;
▪ maturity of market models; and
▪ complexity of the transaction.

Where unobservable market data is used, more judgement is required to determine fair value. The significance of these judgements depends on the significance of the unobservable input to the overall valuation. Unobservable inputs are generally derived from other relevant market data and adjusted against:

▪ standard industry practice;
▪ economic models; and
▪ observed transaction prices.

In order to determine a reliable fair value for a financial instrument, management may apply adjustments to the techniques previously described. These adjustments reflect the Group’s assessment of factors that market participants would consider in setting the fair value.

These adjustments incorporate bid/offer spreads, credit valuation adjustments and funding valuation adjustments.

Offsetting financial assets and financial liabilities

Financial assets and liabilities are presented net in the balance sheet when the Group has a legally enforceable right to offset them in all circumstances and there is an intention to settle the asset and liability on a net basis, or to realise the asset and settle the liability simultaneously. The gross assets and liabilities behind the net amounts reported in the balance sheet are disclosed in the table below.

Intangible assets
Indefinite life intangible assets
Goodwill
Goodwill acquired in a business combination is initially measured at cost, generally being the excess of:
(i) the consideration paid; over
(ii) the net fair value of the identifiable assets, liabilities and contingent liabilities acquired.

Subsequently, goodwill is not amortised but rather tested for impairment. Impairment is tested at least annually or whenever there is an indication of impairment. An impairment charge is recognised when a cash generating unit’s (CGU) carrying value exceeds its recoverable amount. Recoverable amount means the higher of the CGU’s fair value less costs to sell and its value-in-use.

Brand names

Brand names acquired in a business combination including St.George, BT, BankSA and RAMS, are recognised at cost. Subsequently brand names are not amortised but tested for impairment at least annually or whenever there is an indication of impairment.

Finite life intangible assets
Finite life intangibles including computer software and core deposits, are recognised initially at cost and subsequently at amortised cost less any impairment.
Intangible	Useful life	Depreciation method
Goodwill	Indefinite	Not applicable
Brand names	Indefinite	Not applicable
Computer software	3 to 10 years	Straight-line or the diminishing balance method (using the Sum of the Years Digits)
Core deposit intangibles	9 years	Straight-line

Critical accounting assumptions and estimates

Judgement is required in determining the fair value of assets and liabilities acquired in a business combination. A different assessment of fair values would have resulted in a different goodwill balance and different post-acquisition performance of the acquired entity.

When assessing impairment of intangible assets, significant judgement is needed to determine the appropriate cash flows and discount rates to be applied to the calculations. The significant assumptions applied to the value-in-use calculations are outlined below.

Provisions, contingent liabilities, contingent assets and credit commitments
Provisions

Provisions are recognised for present obligations arising from past events where a payment (or other economic transfer) is likely to be necessary to settle the obligation and can be reliably estimated.

Employee benefits – long service leave provision

Long service leave must be granted to employees in Australia and New Zealand. The provision is calculated based on the expected payments. When payments are expected to be more than one year in the future, the payments factor in expected employee service periods and average salary increases which are then discounted.

Employee benefits – annual leave and other employee benefits provision

The provision for annual leave and other employee benefits (including wages and salaries, inclusive of non-monetary benefits,  and any associated on-costs (e.g. payroll tax)) is calculated based on expected payments.

Provision for impairment on credit commitments

The Group is committed to provide facilities and guarantees as explained below. If it is probable that a facility will be drawn and the resulting asset will be less than the drawn amount then a provision for impairment is recognised. The provision for impairment is calculated using the same methodology as the provision for expected credit losses (refer to Note 13).

Compliance, Regulation and Remediation provisions

The compliance, regulation and remediation provisions relate to matters of potential misconduct in providing services to our customers identified both as a result of regulatory action and internal reviews. An assessment of the likely cost to the Group of these matters (including applicable customer refunds) is made on a case-by-case basis and specific provisions are made where appropriate.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events, and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the outflow of economic resources is remote.

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

Contingent assets

Contingent assets are possible assets whose existence will be confirmed only by uncertain future events. Contingent assets are not recognised on the balance sheet but are disclosed if an inflow of economic benefits is probable.

Critical accounting assumptions and estimates

The financial reporting of provisions for litigation and non-lending losses and for compliance, regulation and remediation matters involves a significant degree of judgement in relation to identifying whether a present obligation exists and also in estimating the probability, timing, nature and quantum of the outflows that may arise from past events. These judgements are made based on the specific facts and circumstances relating to individual events. Specific judgements in respect of material items are included in the discussion below.

Provisions carried for long service leave are supported by an independent actuarial report.

Shareholders' equity
Share capital

Ordinary shares are recognised at the amount paid up per ordinary share net of directly attributable issue costs. Treasury shares are shares in the Parent Entity, purchased by the Parent Entity or other entities within the Group. These shares are adjusted against share capital as the net of the consideration paid to purchase the shares and, where applicable, any consideration received from the subsequent sale or reissue of these shares.

Non-controlling interests
Non-controlling interests represent the share in the net assets of subsidiaries attributable to equity interests that are not owned directly or indirectly by the Parent Entity.
Reserves
Foreign currency translation reserve

Exchange differences arising on translation of the Group’s foreign operations, and any offsetting gains or losses on hedging the net investment are reflected in the foreign currency translation reserve. A cumulative credit balance in this reserve would not normally be regarded as being available for payment of dividends until such gains are realised and recognised in the income statement on sale or disposal of the foreign operation.

Debt securities at FVOCI reserve (30 September 2019 - AASB 9)

This reserve was established on adoption of AASB 9 and comprises the changes in fair value of debt securities measured at fair value through other comprehensive income (except for interest income, impairment charges and foreign exchange gains and losses which are recognised in the income statement), net of any related hedge accounting adjustments and tax. These changes are transferred to non-interest income in the income statement when the asset is disposed.

Equity securities at FVOCI reserve (30 September 2019 - AASB 9)

This reserve was established on adoption of AASB 9 and comprises the changes in fair value of equity securities measured at fair value through other comprehensive income, net of tax. These changes are not transferred to the income statement when the asset is disposed.

Available-for-sale securities reserve (30 September 2018 - AASB 139)

This comprises the changes in the fair value of available-for-sale financial securities (including both debt and equity securities), net of any related hedge accounting adjustments and tax. These changes were transferred to non-interest income in the income statement when the asset is either disposed of or impaired. This reserve was closed on the adoption of AASB 9 and the closing balance was allocated to the debt securities at FVOCI reserve and equity securities at FVOCI reserve noted above for the relevant securities.

Cash flow hedge reserve
This comprises the fair value gains and losses associated with the effective portion of designated cash flow hedging instruments, net of tax.
Share-based payment reserve
This comprises the fair value of equity-settled share-based payments recognised as an expense.
Other reserves
Other reserves for the Parent Entity relates to certain historic internal group restructurings performed at fair value. The reserve is eliminated on consolidation.
Other reserves for the Group consist of transactions relating to changes in the Parent Entity’s ownership of a subsidiary that do not result in a loss of control.
The amount recorded in other reserves reflects the difference between the amount by which non-controlling interests are adjusted and the fair value of any consideration paid or received.

Investments in subsidiaries and associates
Subsidiaries

Westpac’s subsidiaries are entities which it controls and consolidates as it is exposed to, or has rights to, variable returns from the entity, and can affect those returns through its power over the entity.

When the Group ceases to control a subsidiary, any retained interest in the entity is remeasured to fair value, with any resulting gain or loss recognised in the income statement.
Changes in the Group’s ownership interest in a subsidiary which do not result in a loss of control are accounted for as transactions with equity holders in their capacity as equity holders.
In the Parent Entity’s financial statements, investments in subsidiaries are initially recorded at cost and are subsequently held at the lower of cost and recoverable amount.
All transactions between Group entities are eliminated on consolidation.
Associates

Associates are entities in which the Group has significant influence, but not control, over the operating and financial policies. The Group accounts for associates using the equity method. The investments are initially recognised at cost (except where recognised at fair value due to a loss of control of a subsidiary), and increased (or decreased) each year by the Group’s share of the associate’s profit (or loss). Dividends received from the associate reduce the investment in associate.

Structured entities

Structured entities are generally created to achieve a specific, defined objective and their operations are restricted such as only purchasing specific assets. Structured entities are commonly financed by debt or equity securities that are collateralised by and/or indexed to their underlying assets. The debt and equity securities issued by structured entities may include tranches with varying levels of subordination.

Structured entities are classified as subsidiaries and consolidated if they meet the definition in Note 31. If the Group does not control a structured entity then it will not be consolidated.

Share-based payments

The Group enters into various share-based payment arrangements with its employees as a component of overall compensation for services provided. Share-based payment arrangements comprise options to purchase shares at a pre-determined price (share options), rights to receive shares for free (share rights) and restricted shares (issued at no cost). Share-based payment arrangements typically require a specified period of continuing employment (the service period or vesting period) and may include performance targets (vesting conditions). Specific details of each arrangement are provided below.

Share-based payments must be classified as either cash-settled or equity-settled arrangements. The Group’s significant arrangements are equity-settled, as the Group is not obliged to settle in cash.
Options and share rights

Options and share rights are equity-settled arrangements. The fair value is measured at grant date and is recognised as an expense over the service period, with a corresponding increase in the share-based payment reserve in equity.

The fair value of share options and share rights is estimated at grant date using a binomial/Monte Carlo simulation pricing model which incorporates the vesting and market-related performance targets of the grants. The fair value of share options and rights excludes non-market vesting conditions such as employees’ continuing employment by the Group. The non-market vesting conditions are instead incorporated in estimating the number of share options and rights that are expected to vest and are therefore recognised as an expense. At each reporting date the non-market vesting assumptions are revised and the expense recognised each year takes into account the most recent estimates. The market-related assumptions are not revised each year as the fair value is not re-estimated after the grant date.

Restricted share plan (RSP)

The RSP is accounted for as an equity-settled arrangement. The fair value of shares allocated to employees for nil consideration is recognised as an expense over the vesting period with a corresponding increase in the share-based payments reserve in equity. The fair value of ordinary shares issued to satisfy the obligation to employees is measured at grant date and is recognised as a separate component of equity.

Employee share plan (ESP)

The value of shares expected to be allocated to employees for nil consideration is recognised as an expense over the financial year and provided for as other employee benefits. The fair value of any ordinary shares issued to satisfy the obligation to employees is recognised in equity. Alternatively, shares may be purchased on market to satisfy the obligation to employees.

Superannuation commitments

The Group recognises an asset or a liability for its defined benefit schemes, being the net of the defined benefit obligations and the fair value of the schemes’ assets. The defined benefit obligation is calculated as the present value of the estimated future cash flows, discounted using high-quality long dated corporate bond rates.

The superannuation expense is recognised in operating expenses and remeasurements are recognised through other comprehensive income.
Critical accounting assumptions and estimates

The actuarial valuation of plan obligations is dependent upon a series of assumptions, principally price inflation, salary growth, mortality, morbidity, discount rate and investment returns. Different assumptions could significantly alter the valuation of the plan assets and obligations and the superannuation cost recognised in the income statement.

Notes to the cash flow statements

Cash and balances with central banks include cash held at branches and in ATMs, balances with overseas banks in their local currency and balances with central banks including accounts with the RBA and accounts with overseas central banks.

Accounting policy relating to impairment (Note 6 and Note 13)
Impairment charges (Note 6)

At each balance sheet date, the Group assesses whether there is any objective evidence of impairment of its loan portfolio. An impairment charge is recognised if there is objective evidence that the principal or interest repayments may not be recoverable and when the financial impact of the non-recoverable loan can be reliably measured.

Objective evidence of impairment could include a breach of contract with the Group such as a default on interest or principal payments, a borrower experiencing significant financial difficulties or observable economic conditions that correlate to defaults on a group of loans.

The impairment charge is measured as the difference between the loan’s current carrying amount and the present value of its estimated future cash flows. The estimated future cash flows exclude any expected future credit losses which have not yet occurred and are discounted to their present value using the loan’s original effective interest rate. If a loan has a variable interest rate, the discount rate for measuring any impairment is the current effective interest rate.

The impairment charge is recognised in the income statement with a corresponding reduction of the carrying value of the loan through an offsetting provision account (refer to Note 13).

In subsequent periods, objective evidence may indicate that an impairment charge should be reversed. Objective evidence could include a borrower’s credit rating or financial circumstances improving. The impairment charge is reversed in the income statement of that future period and the related provision for impairment is reduced.

Uncollectable loans
The policy for uncollectible loans is consistent with that applicable to 2019 based on AASB 9.
Provision for impairment charges (Note 13)
The Group recognises two types of impairment provisions for its loans, being provisions for loans which are:
▪ individually assessed for impairment; and
▪ collectively assessed for impairment.
The Group assesses impairment as follows:
▪ individually for loans that exceed specified thresholds. Where there is objective evidence of impairment, individually assessed provisions will be recognised; and

▪      collectively for loans below the specified thresholds noted above or if there is no objective evidence of impairment. These loans are included in a group of loans with similar risk characteristics and collectively assessed for impairment. If there is objective evidence that the group of loans is collectively impaired, collectively assessed provisions will be recognised.

Critical accounting assumptions and estimates
The methodology and assumptions used for estimating future cash flows are reviewed regularly by the Group to reduce differences between impairment provisions and actual loss experience.
Individual component

Key judgements include the business prospects for the customer, the realisable value of collateral, the Group’s position relative to other claimants, the reliability of customer information and the likely cost and duration of recovering the loan.

Judgements can change with time as new information becomes available or as loan recovery strategies evolve, which may result in revisions to the impairment provision.
Collective component

Collective provisions are established on a portfolio basis taking into account the level of arrears, collateral and security, past loss experience, current economic conditions, expected default and timing of recovery based on portfolio trends.

Key judgements include estimated loss rates and their related emergence periods. The emergence period for each loan type is determined through studies of loss emergence patterns. Loan files are reviewed to identify the average time period between observable loss indicator events and the loss becoming identifiable.

Actual credit losses may differ materially from reported loan impairment provisions due to uncertainties including interest rates and their effect on consumer spending, unemployment levels, payment behaviour and bankruptcy rates.

Accounting policy relating to classification and measurement of financial instruments (Note 10, Note 11 and Note 12)
Classification and measurement of financial assets and financial liabilities (Policy prior to Note 10)

The Group classifies its financial assets in the following categories: cash and balances with central banks, receivables due from financial institutions, trading securities and financial assets designated at fair value, derivative financial instruments, available-for-sale securities, loans, life insurance assets and regulatory deposits with central banks overseas. The Group has not classified any of its financial assets as held-to-maturity investments.

The Group classifies significant financial liabilities in the following categories: payables due to other financial institutions, deposits and other borrowings, other financial liabilities at fair value through income statement, derivative financial instruments, debt issues and loan capital.

Financial assets and financial liabilities measured at fair value through income statement are recognised initially at fair value. All other financial assets and financial liabilities are recognised initially at fair value plus directly attributable transaction costs.

Available-for-sale securities (Note 11)

Available-for-sale debt securities (government and other) and equity securities are held at fair value with gains and losses recognised in other comprehensive income (OCI) except for interest on debt securities, dividends on equity securities, and impairment charges which are recognised in the income statement.

The cumulative gain or loss recognised in OCI is subsequently recognised in the income statement when the instrument is disposed.

At each reporting date, the Group assesses whether any available-for-sale securities are impaired. Impairment exists if one or more events have occurred which have a negative impact on the security's estimated cash flows. For debt instruments, evidence of impairment includes significant financial difficulties or adverse changes in the payment status of an issuer. For equity securities, a significant or prolonged decline in the fair value of the security below its cost is considered evidence of impairment.

If impairment exists, the cumulative loss is removed from OCI and recognised in the income statement. Any subsequent reversals of impairment on debt securities are also recognised in the income statement. Subsequent reversal of impairment charges on equity instruments is not recognised in the income statement until the instrument is disposed.

Loans (Note 12)

Loans are financial assets initially recognised at fair value plus directly attributable transaction costs and fees. Loans are subsequently measured at amortised cost using the effective interest rate method and are presented net of any provisions for impairment charges except for a portfolio of loans which are subsequently measured at fair value to reduce an accounting mismatch.